DoubleLine Long Duration Total Return Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)
1
PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 94.1%
Federal Home Loan Mortgage Corp.
1,150,000 Pool QD7052 ....................................................... 3.00% 2/1/2052 1,013,990
1,662,434 Pool RA3722 ....................................................... 2.50% 10/1/2050 1,420,006
3,484,528 Pool SL3961 ....................................................... 3.00% 2/1/2053 3,042,564
1,061,513 Series 4460-KB ..................................................... 3.50% 3/15/2045 970,931
2,000,000 Series 4994-AV ..................................................... 2.00% 12/25/2045 1,627,965
2,186,699 Series 5042-PZ
(a)
.................................................... 2.00% 11/25/2050 1,102,412
1,372,835 Series 5145-HZ
(a)
.................................................... 3.00% 9/25/2051 830,223
2,015,930 Series 5155-JZ
(a)
..................................................... 3.00% 10/25/2051 1,184,913
1,836,144 Series 5155-KZ
(a)
.................................................... 3.00% 10/25/2051 1,146,310
1,638,300 Series 5160-ZY
(a)
.................................................... 3.00% 10/25/2050 1,191,986
1,929,385 Series 5171-Z
(a)
..................................................... 2.00% 12/25/2051 1,079,794
306,973 Series 5326-UO
(b)
.................................................... 0.00% 10/25/2050 207,602
Federal National Mortgage Association
1,300,326 Pool 310233 ........................................................ 3.50% 3/1/2044 1,224,239
1,284,584 Pool BV4138 ....................................................... 2.50% 3/1/2052 1,092,782
1,370,437 Pool BV9867 ....................................................... 3.00% 5/1/2052 1,197,471
1,025,610 Pool BZ0782 ....................................................... 5.76% 4/1/2054 1,066,229
1,279,743 Pool FA2598 ....................................................... 2.00% 10/1/2052 1,028,714
1,885,065 Pool FA5015 ....................................................... 2.50% 5/1/2052 1,603,106
3,480,207 Pool FA5160 ....................................................... 3.00% 7/1/2052 3,038,825
1,775,171 Pool FS0176 ....................................................... 2.50% 1/1/2052 1,508,822
1,286,030 Pool FS3826 ....................................................... 3.00% 1/1/2052 1,123,687
1,260,000 Series 2012-128-UC .................................................. 2.50% 11/25/2042 967,327
685,902 Series 2013-66-ZK
(a)
.................................................. 3.00% 7/25/2043 520,535
1,655,993 Series 2014-42-BZ
(a)
.................................................. 3.00% 7/25/2044 1,490,665
351,170 Series 2014-68-TD ................................................... 3.00% 11/25/2044 315,194
487,687 Series 2014-80-KL ................................................... 2.00% 5/25/2043 334,680
578,207 Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(c)(d)
..... 2.26% 9/25/2046 55,865
181,003 Series 2018-21-PO
(b)
.................................................. 0.00% 4/25/2048 131,096
1,419,159 Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)
(c)(d)
.... 0.00% 4/25/2051 12,414
1,906,071 Series 2021-93-Z
(a)
................................................... 3.00% 8/25/2051 1,320,709
3,178,000 Series 2023-M1-2A2
(e)
................................................. 4.05% 7/25/2040 2,871,505
3,300,000 TBA
(f)
3.00% 8/15/2056 2,876,156
Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000 Series 2021-2-MBU ................................................... 2.50% 11/25/2060 702,718
Government National Mortgage Association
196,107 Series 2013-180-LO
(b)
................................................. 0.00% 11/16/2043 153,919
3,414,742 Series 2015-79-VZ ................................................... 2.50% 5/20/2045 3,027,279
369,218 Series 2016-12-MZ
(a)
.................................................. 3.00% 1/20/2046 299,827
1,260,001 Series 2017-122-CZ
(a)
................................................. 3.00% 8/20/2047 993,549
1,296,016 Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)
(c)(d)
.... 0.04% 6/20/2051 19,884
2,176,355 Series 2021-223-EZ
(a)
................................................. 3.00% 12/20/2051 1,639,469
613,978 Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)
(c)(d)
....... 2.60% 3/20/2051 79,807
1,426,002 Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(c)(d)
....... 0.00% 5/20/2051 30,320
403,019 Series 2022-160-DZ
(a)
................................................. 4.50% 9/20/2052 294,350
7,307,829 Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(c)(d)
..... 0.00% 5/20/2052 9,222
1,052,000 Series 2022-99-QG ................................................... 3.50% 1/20/2052 905,270
1,908,868 Series 2022-9-MZ
(a)
................................................... 3.50% 1/20/2052 1,443,269
814,464 Series 2023-140-PO
(b)
................................................. 0.00% 6/20/2048 554,583
1,799,340 Series 2025-110-KZ
(a)
................................................. 1.25% 6/20/2051 1,129,064
1,651,375 Series 2025-121-ZB
(a)
................................................. 2.50% 8/20/2050 1,095,093
1,440,588 Series 2025-1-GZ
(a)
................................................... 3.50% 1/20/2055 1,125,724
2,090,769 Series 2026-46-DZ
(a)
.................................................. 4.00% 3/20/2056 1,669,241
1,264,115 Series 2026-47-JZ
(a)
.................................................. 4.50% 3/20/2056 1,067,332
829,098 Series 2026-82-KZ
(a)
.................................................. 4.50% 5/20/2056 731,143
Total US Government and Agency Mortgage Backed Obligations
(Cost $58,354,909) 55,569,780

DoubleLine Long Duration Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
2
P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
US GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
4,000,000 United States Treasury Bonds ........................................... 1.88% 2/15/2051 2,224,297
2,000,000 United States Treasury Notes ........................................... 4.13% 6/30/2028 1,999,023
Total US Government and Agency Obligations
(Cost $4,237,422) 4,223,320
SHARES
SHORT TERM INVESTMENTS - 9.7%
1,941,600
BNY Dreyfus Government Cash Management - Institutional
(g)
...................... 3.54% 1,941,600
1,884,495
MSILF Government Portfolio - Institutional
(g)
.................................. 3.56% 1,884,495
1,884,495
Northern Institutional Funds -Treasury Portfolio - SHR
(g)
.......................... 3.56% 1,884,495
Total Short Term Investments
(Cost $5,710,590) 5,710,590
Total Investments - 110.9%
(h)
(Cost $68,302,921) 65,503,690
Other Liabilities in Excess of Assets - (10.9)% (6,467,933)
NET ASSETS - 100.0%
$59,035,757
(a) This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b) Principal only security
(c) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(d) Interest only security
(e) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f) Represents or includes a TBA transaction.
(g) Seven-day yield as of period end.
(h) 100.0% of the total investments are based in the United States.
MSILF Morgan Stanley Institutional Liquidity Funds
SOFR Secured Overnight Financing Rate
TBA To-Be-Announced
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations ............................................................... 94.1%
Short Term Investments ........................................................................................ 9.7%
US Government and Agency Obligations ............................................................................ 7.1%
Other Assets and Liabilities ..................................................................................... (10.9)%
Net Assets ................................................................................................. 100.0%
Futures Contracts
Description Long/Short Contract Quantity Expiration Date
Notional
Amount
(a)
Unrealized
Appreciation
(Depreciation)/
Value
U.S. Treasury Ultra Bonds ..................... Long 207 9/21/2026 $ 24,044,344 $ 701,152
U.S. Treasury 5 Year Note ..................... Short (56) 9/30/2026 (5,994,625) 5,971
U.S. Treasury 2 Year Notes .................... Long 8 9/30/2026 1,649,062 876
U.S. Treasury Long Bonds ..................... Short (23) 9/21/2026 (2,610,500) (23,012)
10 Year U.S. Ultra Treasury Notes ................ Short (147) 9/21/2026 (16,532,906) (147,285)
$ 537,702
(a) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.